Intangible assets, net (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 52,115	$ 51,477